Property and equipment	12 Months Ended
Mar. 31, 2021
Property, plant and equipment [abstract]
Property and equipment	Property and equipment
2021

	Furniture	Equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
Cost

As at March 31, 2020	1,848	1,754	4,620	6,793	15,015
Additions	15	5	1,259	412	1,691
Acquired through business combinations	314	—	581	246	1,141
As at March 31, 2021	2,177	1,759	6,460	7,451	17,847

Accumulated depreciation

As at March 31, 2020	763	1,031	3,355	1,877	7,026
Depreciation	241	150	1,086	1,002	2,479
As at March 31, 2021	1,004	1,181	4,441	2,879	9,505
Net book value as at March 31, 2021	1,173	578	2,019	4,572	8,342
2020

	Furniture	Equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$

Cost

As at March 31, 2019	1,150	1,540	3,546	4,526	10,762
Additions	522	188	869	2,178	3,757
Acquired through business combinations	176	26	318	89	609
Disposals	—	—	(113)	—	(113)
As at March 31, 2020	1,848	1,754	4,620	6,793	15,015

Accumulated depreciation

As at March 31, 2019	509	854	2,593	1,434	5,390
Depreciation	254	177	875	443	1,749
Disposals	—	—	(113)	—	(113)
As at March 31, 2020	763	1,031	3,355	1,877	7,026
Net book value as at March 31, 2020	1,085	723	1,265	4,916	7,989